Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Earnings Per Share

	2017	2016	2015
Income attributable to Royal Dutch Shell plc shareholders ($ million)	12,977	4,575	1,939
Weighted average number of A and B shares used as the basis for determining:
Basic earnings per share (million)	8,223.4	7,833.7	6,320.3
Diluted earnings per share (million)	8,299.0	7,891.7	6,393.8